Discontinued Operations - Schedule of Gain on Divestiture within Income from Discontinued Operations (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Proceeds on disposal, net of transaction costs	$ 549
Net assets disposed	438
Pre-tax gain on divestiture	111
Income taxes	66
Gain on divestiture, net of tax	$ 45	$ 45